UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund                                                                                          as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.6%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,513,125
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,679,450
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,151,080
		$10,343,655
Electric Utilities — 1.3%
3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	3,006,600
		$3,006,600
Escrowed / Prerefunded — 8.3%
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,371,160
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,015,482
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,234,168
		$18,620,810
General Obligations — 3.8%
1,000	California, 5.25%, 4/1/30	1,027,620
2,250	California, 5.25%, 4/1/34	2,322,517
5,000	California, 5.50%, 11/1/33	5,314,600
		$8,664,737
Hospital — 18.3%
1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	1,030,280
8,850	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	8,860,000
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	3,990,840
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,323,777
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,520,995
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,502,800
1,700	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	1,683,289

1

$2,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	$2,958,870
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,904,223
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,556,955
350	Eastern Plumas Health Care District, 7.50%, 8/1/07	355,593
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,656,044
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,031,240
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,679,811
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,266,712
		$41,321,429
Housing — 0.8%
1,417	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,482,420
427	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	441,756
		$1,924,176
Industrial Development Revenue — 2.0%
2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	2,698,107
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,747,617
		$4,445,724
Insured-Education — 0.6%
1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 6.615%, 7/1/33 (1)(2)	1,380,474
		$1,380,474
Insured-Electric Utilities — 6.1%
5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,252,200
3,000	Northern California Power Agency, (MBIA), Variable Rate, 6.99%, 7/1/23 (1)(2)	3,237,660
500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.27%, 7/1/29 (1)(2)	557,375
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	4,715,337
		$13,762,572
Insured-Escrowed/Prerefunded — 9.4%
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (AMBAC), 5.00%, 7/1/33 (3)	5,338,600

2

$10,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), Prerefunded to 1/1/28, (FGIC), 5.00%, 7/1/29	$10,677,200
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	5,241,600
		$21,257,400
Insured-General Obligations — 4.4%
2,500	California, Residual Certificates, (AMBAC), Variable Rate, 8.115%, 10/1/30 (1)(2)	2,988,250
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,222,064
3,300	Puerto Rico, (FSA), Variable Rate, 7.483%, 7/1/27 (1)(2)	3,678,675
1,500	San Diego Unified School District, (MBIA), Variable Rate, 8.115%, 7/1/24 (1)(2)	2,006,835
		$9,895,824
Insured-Hospital — 2.0%
2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	2,636,267
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 8.873%, 8/15/27 (1)(2)	1,921,900
		$4,558,167
Insured-Lease Revenue / Certificates of Participation — 5.5%
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,390,317
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	2,950,870
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,967,450
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,088,770
		$12,397,407
Insured-Transportation — 1.8%
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 6.615%, 7/1/23 (1)(2)	1,542,802
1,680	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,701,874
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	755,622
		$4,000,298
Insured-Water and Sewer — 6.6%
6,675	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	6,606,515
1,680	Los Angeles, Water and Power, (MBIA), 3.00%, 7/1/30	1,216,202
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 5.845%, 4/22/09 (4)	3,295,560
4,135	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,713,354
		$14,831,631

3

Lease Revenue/Certificates of Participation — 13.6%
$6,500	California Public Works, (University of California), 5.00%, 6/1/23	$6,500,650
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,355,150
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,104,856
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,103,256
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,495,161
6,925	Pasadena Parking Facility, 6.25%, 1/1/18	7,728,023
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,340,700
		$30,627,796
Other Revenue — 1.5%
2,455	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	2,620,737
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.087%, 10/1/34 (1)(2)	827,484
		$3,448,221
Special Tax Revenue — 8.4%
2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	2,512,800
2,460	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,536,555
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,811,231
1,195	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,234,973
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	600,840
2,135	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,237,202
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,459,773
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,072,134
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,452,582
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	1,019,030
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,014,360
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	926,496
		$18,877,976
Total Tax-Exempt Investments — 99.0% (identified cost $208,620,939)		$223,364,897
Other Assets, Less Liabilities — 1.0%		$2,233,396
Net Assets — 100.0%		$225,598,293

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company

4

FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 12.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $20,762,192 or 9.2% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/06	463 U.S. Treasury Bond	Short	$(49,471,998)	$(49,381,844)	$90,154

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$207,879,602
Gross unrealized appreciation	$16,240,522
Gross unrealized depreciation	(755,227)
Net unrealized appreciation	$15,485,295

5

Eaton Vance Florida Municipals Fund                                                                                               as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 2.1%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$1,232,280
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	717,871
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,120,784
1,000	Halifax Medical Center, Prerefunded to 10/01/10, 7.25%, 10/1/24	1,137,060
		$5,207,995
Health Care - Miscellaneous — 0.6%
1,556	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	1,557,260
		$1,557,260
Hospital — 9.5%
4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	4,489,290
2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	2,829,267
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,746,150
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	250,097
1,100	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,132,021
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,873,365
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,292,362
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,203,080
2,200	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,216,654
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,592,850
		$23,625,136
Housing — 2.0%
1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	1,497,078
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	2,048,652
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,098
645	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	648,360
715	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	719,833
		$4,989,021

1

Industrial Development Revenue — 2.0%
$2,459	Broward County, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$2,403,864
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,462,632
		$4,866,496
Insured-Education — 2.1%
2,225	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	2,091,211
3,000	Broward County Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/36	3,044,910
		$5,136,121
Insured-Electric Utilities — 1.5%
3,685	Tallahassee Energy System, (MBIA), 5.00%, 10/1/35	3,754,462
		$3,754,462
Insured-Escrowed/Prerefunded — 7.9%
9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	10,149,898
3,835	Dade County, Professional Sports Franchise, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23 (2)	1,711,906
1,250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 5.75%, 6/1/26 (1)(3)	1,322,487
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,503,896
		$19,688,187
Insured-General Obligations — 0.5%
900	Puerto Rico, (MBIA), Variable Rate, 8.115%, 7/1/20 (1)(4)	1,194,588
		$1,194,588
Insured-Health Care Miscellaneous — 0.1%
137	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	138,678
		$138,678
Insured-Hospital — 7.6%
4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	4,089,560
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,839,726
9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	10,542,150
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,318,670
		$18,790,106

2

Insured-Housing — 1.2%
$3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,027,270
		$3,027,270
Insured-Lease Revenue / Certificates of Participation — 0.5%
1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6.89%, 6/1/24 (1)(4)	1,295,261
		$1,295,261
Insured-Special Tax Revenue — 14.2%
6,625	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	6,243,599
2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 6.53%, 10/1/35 (1)(4)	2,160,874
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,144,725
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	307,786
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,223,832
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	874,400
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,653,000
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,572,904
1,090	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,092,725
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 6.91%, 10/1/30 (1)(4)	2,793,300
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,652,320
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,604,971
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17 (2)	1,506,945
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,129,220
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,718,308
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,670,100
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,023,200
		$35,372,209
Insured-Transportation — 15.7%
1,225	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	1,174,591
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27 (5)	8,433,075
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 7.283%, 10/1/18 (1)(4)	3,130,782
1,000	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/26	1,010,480
3,015	Hillsborough County, Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	3,033,874
2,560	Miami-Dade County, Aviation, (Miami International Airport), (CIFG), (AMT), Variable Rate, 6.77%, 10/1/38 (1)(4)(6)	2,564,378
10	Miami-Dade County, Aviation, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	10,047

3

$2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	$2,537,460
7,500	Palm Beach County Airport, (MBIA), (AMT), 5.00%, 10/1/34	7,550,325
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	502,062
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	476,696
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	4,955,300
4,190	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,601,682
		$38,980,752
Insured-Water and Sewer — 11.9%
5,000	Fort Myers Utility, (FGIC), Variable Rate, 6.71%, 10/1/29 (3)	5,487,400
5,415	Fort Myers Utility, (MBIA), 4.50%, 10/1/36	5,136,127
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,550,850
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,086,340
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	10,850,538
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.21%, 10/1/27 (1)(3)	3,485,093
		$29,596,348
Nursing Home — 3.2%
4,450	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	4,456,987
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,601,045
		$8,058,032
Senior Living / Life Care — 3.5%
500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	503,615
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,780,550
3,845	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,707,464
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,742,615
		$8,734,244

4

Special Tax Revenue — 9.3%
$1,215	Concorde Estates Community Development District, 5.85%, 5/1/35	$1,259,396
265	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/21	258,799
1,185	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,148,064
1,085	Dupree Lakes Community Development District, 5.00%, 11/1/10	1,084,718
1,015	Dupree Lakes Community Development District, 5.375%, 5/1/37	999,146
980	Fishhawk Community Development District, 6.125%, 5/1/34	1,026,413
235	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	251,434
665	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	696,933
70	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	70,101
485	Heritage Harbor South, Community Development District, (Capital Improvements), 6.50%, 5/1/34	519,202
1,115	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,151,249
240	Longleaf Community Development District, 6.20%, 5/1/09	242,311
2,300	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,271,411
985	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,001,844
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,741,843
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,506,675
2,895	University Square Community Development District, 6.75%, 5/1/20	3,102,572
610	Vista Lakes Community Development District, 7.20%, 5/1/32	651,950
2,870	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,850,341
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community) , 5.00%, 3/1/29	400,672
		$23,235,074

5

Transportation — 1.0%
$2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,469,501
		$2,469,501
Water and Sewer — 2.6%
6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	6,443,045
		$6,443,045
Total Tax-Exempt Investments — 99.0% (identified cost $231,542,502)		$246,159,786
Other Assets, Less Liabilities — 1.0%		$2,400,985
Net Assets — 100.0%		$248,560,771

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 63.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 25.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $19,179,043 or 7.7% of the Fund’s net assets.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	When-issued security.

6

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	496 U.S. Treasury Bond	Short	$(52,998,080)	$(52,901,500)	$96,580

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$231,138,003
Gross unrealized appreciation	$16,554,271
Gross unrealized depreciation	(1,532,488)
Net unrealized appreciation	$15,021,783

7

Eaton Vance Massachusetts Municipals Fund                                                                                 as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 13.5%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,215,492
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,759,985
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,009,230
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,053,560
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,739,100
6,205	Massachusetts HEFA, (Williams College), 4.50%, 7/1/33	5,911,379
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,028,820
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,039,820
10,000	Massachustts HEFA, (Massachusetts Institute of Technology), 5.50%, 7/1/32	11,348,600
		$33,105,986
Electric Utilities — 5.7%
4,185	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	4,130,679
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,805,220
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	7,961,020
		$13,896,919
Escrowed / Prerefunded — 8.7%
240	Massachusetts Bay Transportation Authority, Sales Tax, Prerefunded to 7/1/10, 5.50%, 7/1/30	253,968
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,118,000
		$21,371,968
Hospital — 7.4%
1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	1,053,610
1,665	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	1,670,611
2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,763,514
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,069,000
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,675,040
9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	7,930,890
		$18,162,665

1

Housing — 2.2%
$1,350	Massachusetts Housing Finance Authority, (AMT), 5.00%, 12/1/28	$1,345,437
4,000	Massachusetts Housing Finance Authority, (AMT), 5.10%, 12/1/37	3,996,720
		$5,342,157
Industrial Development Revenue — 0.9%
2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	2,182,541
		$2,182,541
Insured-Education — 10.0%
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,787,500
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,593,750
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,513,180
1,820	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), Variable Rate, 7.32%, 9/1/32 (1)(2)	2,343,286
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,890,132
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,036,200
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 5.97%, 10/1/27 (1)(3)	1,198,840
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31 (4)	2,075,960
		$24,438,848
Insured-Electric Utilities — 0.9%
2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.50%, 7/1/29 (1)(2)	2,229,500
		$2,229,500
Insured-Escrowed / Prerefunded — 0.1%
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	211,180
		$211,180
Insured-General Obligations — 2.5%
960	Ashland, (AMBAC), 4.75%, 5/15/29	955,306
3,000	Massachusetts, (AMBAC), Variable Rate, 8.055%, 8/1/30 (1)(2)	4,066,050
500	Plymouth, (MBIA), 5.25%, 10/15/20	527,980
400	Puerto Rico, (MBIA), Variable Rate, 8.115%, 7/1/20 (1)(2)	530,928
		$6,080,264

2

Insured-Hospital — 1.1%
$2,550	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.17%, 6/23/22 (3)	$2,773,839
		$2,773,839
Insured-Lease Revenue / Certificates of Participation — 3.4%
7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	7,647,300
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6.89%, 6/1/24 (1)(2)	706,506
		$8,353,806
Insured-Other Revenue — 1.8%
2,894	Massachusetts Development Finance Agency, (WGBH Foundation), (AMBAC), Variable Rate, 8.805%, 1/1/42 (1)(2)	4,317,507
60	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	60,152
		$4,377,659
Insured-Special Tax Revenue — 9.4%
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,026,340
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,701,312
2,365	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,419,466
3,130	Massachusetts Bay Transportation Authority Assessment Bonds, (MBIA), 4.50%, 7/1/35	2,967,396
7,500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), 5.50%, 1/1/30	8,434,425
12,230	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	3,406,177
		$22,955,116
Insured-Transportation — 6.5%
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	6,528,780
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,060,132
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	991,060
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	991,060
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 6.617%, 7/1/36 (1)(2)	719,543
1,440	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.514%, 7/1/41 (1)(2)(5)	1,733,530
		$16,024,105
Insured-Water and Sewer — 1.0%
2,500	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/35	2,558,700
		$2,558,700

3

Nursing Home — 2.8%
$1,250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,195,075
2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	2,469,672
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,269,054
		$6,933,801
Other Revenue — 0.7%
1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.087%, 10/1/34 (1)(2)	1,755,448
		$1,755,448
Pooled Loans — 0.8%
2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	2,063,760
		$2,063,760
Senior Living / Life Care — 0.7%
1,785	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	1,827,376
		$1,827,376
Solid Waste — 1.4%
3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	3,338,888
		$3,338,888
Special Tax Revenue — 6.7%
1,350	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/30	1,461,281
11,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/34	12,036,640
3,000	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 4.75%, 7/1/34	2,956,560
		$16,454,481
Transportation — 2.2%
4,330	Massachusetts Bay Transportation Authority, Variable Rate, 5.72%, 3/1/27 (1)(3)	4,485,014
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	999,230
		$5,484,244
Water and Sewer — 11.5%
8,900	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	8,963,457
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,498,884
3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	3,117,570

4

$10,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$8,164,100
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,432,476
		$28,176,487
Total Tax-Exempt Investments (identified cost $240,899,082)		$250,099,738

Short-Term Investments — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts, Variable Rate, 4.01%, 3/1/26	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 102.7% (identified cost $242,899,082)		$252,099,738
Other Assets, Less Liabilities — (2.7)%		$(6,573,339)
Net Assets — 100.0%		$245,526,399

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 35.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 11.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $24,086,152 or 9.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.

5

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	720 U.S. Treasury Bond	Short	$(76,802,877)	$(76,792,500)	$10,377

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$242,146,458
Gross unrealized appreciation	$12,155,670
Gross unrealized depreciation	(2,202,390)
Net unrealized appreciation	$9,953,280

6

Eaton Vance Mississippi Municipals Fund                                                                                       as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.3%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$251,227
		$251,227
Escrowed / Prerefunded — 8.9%
2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	1,675,100
		$1,675,100
Hospital — 3.8%
500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	506,065
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	202,332
		$708,397
Housing — 0.8%
85	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	85,758
70	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	72,732
		$158,490
Industrial Development Revenue — 4.9%
200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	236,418
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	179,058
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	191,086
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	322,659
		$929,221
Insured-Bond Bank — 6.0%
585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	605,797
500	Mississippi Development Bank, (FSA), 5.25%, 10/1/30	522,120
		$1,127,917

1

Insured-Education — 7.4%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$762,922
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	536,450
100	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	96,156
		$1,395,528
Insured-Electric Utilities — 12.6%
750	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	751,942
1,000	Puerto Rico Electric Power Authority, (FSA), 5.00%, 7/1/30	1,028,100
350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	370,086
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.115%, 7/1/16 (1)(2)	131,329
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.28%, 7/1/29 (1)(2)	94,754
		$2,376,211
Insured-Escrowed / Prerefunded — 4.6%
180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	184,919
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	158,313
500	Southern Mississippi University Educational Building Corp., (AMBAC), Prerefunded to 3/1/11 , 5.00%, 3/1/21	526,500
		$869,732
Insured-General Obligations — 5.3%
500	Hinds County, (MBIA), 6.25%, 3/1/11	546,960
85	Mississippi, (FSA), Variable Rate, 7.285%, 11/1/21 (1)(2)	106,744
100	Puerto Rico, (FSA), 5.125%, 7/1/30	102,533
220	Puerto Rico, (FSA), Variable Rate, 7.483%, 7/1/27 (1)(2)	245,245
		$1,001,482
Insured-Hospital — 11.0%
750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	751,058
530	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (3)	552,636
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	260,153
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	505,715
		$2,069,562

2

Insured-Lease Revenue / Certificates of Participation — 1.2%
$200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6.89%, 6/1/24 (1)(2)	$235,502
		$235,502
Insured-Special Tax Revenue — 1.7%
100	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 5.13%, 7/1/36 (1)(2)	89,233
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	223,642
		$312,875
Insured-Transportation — 10.1%
1,000	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	1,012,120
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	255,823
250	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	253,710
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	173,436
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	205,468
		$1,900,557
Insured-Water and Sewer — 15.2%
300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	312,426
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	587,244
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	499,665
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	443,317
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	254,260
500	Mississippi Development Bank, (Grenada Water & Sewer System), (FSA), 5.00%, 9/1/30	508,985
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	253,700
		$2,859,597
Nursing Home — 1.3%
290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	240,114
		$240,114
Other Revenue — 0.6%
1,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	75,024
1,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	32,940
		$107,964

3

Water and Sewer — 2.7%
$250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	$258,353
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	257,753
		$516,106
	Total Tax-Exempt Investments — 99.4% (identified cost $18,163,546)	$18,735,582
	Other Assets, Less Liabilities — 0.6%	$118,605
	Net Assets — 100.0%	$18,854,187

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 75.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $902,807 or 4.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/06	33 U.S. Treasury Bond	Short	$(3,515,649)	$(3,519,656)	$(4,007)

4

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,994,733
Gross unrealized appreciation	$901,525
Gross unrealized depreciation	(160,676)
Net unrealized appreciation	$740,849

5

Eaton Vance National Municipals Fund                                                                                             as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 0.3%
$8,510	Rickenbacker, OH, Port Authority, Variable Rate, 7.825%, 1/1/32 (1)(2)(5)(9)	$8,848,017
		$8,848,017
Cogeneration — 1.7%
22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	22,345,141
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,085,604
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	22,174,987
4,800	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,782,048
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	4,963,100
		$60,350,880
Education — 0.6%
4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 7.662%, 6/1/27 (1)(2)	4,444,169
7,575	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	7,629,919
7,345	Massachusetts Development Finance Agency, (Smith College), Variable Rate, 6.758%, 7/1/35 (1)(2)	7,688,158
		$19,762,246
Electric Utilities — 2.7%
13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	13,918,190
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,477,425
35,995	Long Island, NY, Power Authority, 4.50%, 12/1/24	34,619,271
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,139,060
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,143,450
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,636,960
5,500	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,891,270
13,800	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,781,732
		$94,607,358

Escrowed / Prerefunded — 7.0%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,021,672
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	1,848,420
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,101,338
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	97,334,917
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,039,813
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	43,772,236
7,890	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,076,677
6,625	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	7,427,950
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,067,029
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	67,004,000
3,790	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), Prerefunded to 8/01/09, 7.00%, 8/1/29	3,879,899
		$248,573,951
General Obligations — 6.6%
35,000	California, 4.75%, 6/1/35	33,797,750
57,700	California, 4.75%, 9/1/35	55,708,773
16,000	California, 5.25%, 11/1/29	16,564,800
20,000	California, 5.25%, 2/1/30	20,539,000
9,875	California, 5.50%, 11/1/33	10,496,335
14,200	California, (AMT), 5.05%, 12/1/36	13,975,924
38,000	Georgia, 1.00%, 3/1/26	19,584,060
14,000	Georgia, 2.00%, 12/1/23	9,426,900
11,415	New York, NY, 5.00%, 6/1/22	11,657,569
10,000	New York, NY, 5.00%, 4/1/25	10,165,300
4,735	New York, NY, Variable Rate, 7.006%, 6/1/28 (1)(2)	5,221,000
15,000	North Carolina, 3.00%, 3/1/28	11,195,700
10,750	South Carolina, 3.00%, 8/1/21	8,694,385
10,000	South Carolina, 3.00%, 8/1/22	8,012,800
		$235,040,296

Health Care-Miscellaneous — 0.2%
$895	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	$915,433
2,801	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,839,792
3,001	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	3,090,669
		$6,845,894
Hospital — 11.1%
14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	13,966,680
30,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	30,534,465
12,500	California Health Facilities Financing Authority, (Kaiser Permanente), 5.25%, 4/1/39	12,771,750
4,700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	4,754,332
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,041,990
17,295	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	17,314,370
17,800	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	17,625,026
48,100	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	49,076,430
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,035,035
15,330	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	14,995,653
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,532,366
4,000	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	4,004,480
9,500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	9,665,205
26,050	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	26,060,159
12,975	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	12,461,320
25,520	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/39	25,295,424
11,810	Jacksonville, FL, Economic Development Commission Health Care, (Mayo Clinic), 5.00%, 11/15/36	11,988,685
17,435	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	17,468,998

$5,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	$5,599,220
17,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	17,825,742
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,836,595
44,555	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	43,986,033
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,058,960
3,075	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (3)	83,025
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 6.71%, 11/15/27 (2)(4)	13,342,125
		$391,324,068
Housing — 3.7%
3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	2,930,670
7,125	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	6,165,547
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,903,483
8,000	California Housing Finance Agency, (AMT), 4.95%, 8/1/36	7,855,920
6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 12.766%, 12/1/29 (1)(2)(5)	10,309,369
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 20.325%, 12/1/34 (1)(2)(5)	1,164,264
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (2)	16,844,800
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	12,479,414
9,355	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	9,535,084
1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (3)	1,192,852
10,000	Nebraska Investment Finance Authority, (Single Family Housing), (AMT), 4.70%, 9/1/21	9,825,900
15,070	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,231,550
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,110,766
5,000	Virginia Housing Development Authority, 4.75%, 7/1/22	4,925,650
5,000	Virginia Housing Development Authority, 4.80%, 7/1/23	4,938,800
5,000	Virginia Housing Development Authority, (AMT), 4.75%, 7/1/21	4,934,050
		$131,348,119

Industrial Development Revenue — 11.3%
$7,060	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$7,696,671
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,621,255
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,319,727
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (3)	283,000
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,066,698
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,253,440
5,000	Dallas-Fort Worth, TX, International Airport Facility, (American Airlines), 7.25%, 11/1/30	4,999,200
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	56,818,125
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	13,315,915
3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,677,835
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,845,347
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	31,927,800
12,615	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22 (3)	7,213,005
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21 (3)	867,036
4,870	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20 (3)	2,783,741
32,700	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 7.44%, 10/1/35 (1)(2)(9)	38,635,050
14,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), Variable Rate, 7.519%, 10/1/35 (1)(2)	16,779,140
5,000	McMinn County, TN, (Calhoun Newsprint-Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,073,900
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,266,400
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,399,150
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,593,135
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	5,024,296
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	19,273,562
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,856,592
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27 (3)	16,425,400

$1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	$1,449,300
7,000	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 7.50%, 8/1/16	7,990,640
15,000	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 7.75%, 8/1/31	17,531,850
29,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	33,550,390
12,500	New York City, NY, IDA, (JFK International Airport), (AMT), 8.50%, 8/1/28	14,429,250
10,000	New York City, NY, IDA, (JFK International Airport), (AMT), (AGC), 8.00%, 8/1/12	11,244,600
10,000	New York City, NY, IDA, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	10,013,900
2,767	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,520,557
1,384	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,322,683
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,167,550
		$401,236,140
Insured-Education — 2.5%
15,045	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	14,140,344
12,965	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	12,231,181
29,140	Pennsylvania HEFA, (Temple University), (MBIA), 4.50%, 4/1/36	27,562,360
165	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 83.76%, 7/1/33 (1)(2)	404,737
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,486,798
13,545	University of California, (MBIA), 4.75%, 5/15/37	13,371,353
		$90,196,773
Insured-Electric Utilities — 2.1%
7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	7,804,950
9,125	Hamilton, OH, (FSA), 4.70%, 10/15/25	9,043,240
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 10.16%, 7/1/19 (1)(2)	6,315,650
34,015	Lincoln, NE, (FSA), 4.75%, 9/1/35	33,199,320
11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 7.13%, 12/1/17 (1)(2)	12,730,300
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 6.616%, 8/15/28 (1)(2)	6,288,360
		$75,381,820

Insured-Escrowed / Prerefunded — 2.3%
$32,270	California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges),(AMBAC), Prerefunded to 1/1/28, Variable Rate, 6.63%, 7/1/33 (1)(2)	$38,825,973
9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 5.67%, 1/1/20 (2)(4)	10,562,195
20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 6.068%, 1/1/23 (2)(4)	23,757,503
2,870	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00% (0.00% until 11/15/07), 11/15/22	2,796,069
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 6.09%, 6/15/19 (2)(4)	5,370,250
		$81,311,990
Insured-General Obligations — 5.3%
12,900	California, (AMBAC), 4.375%, 3/1/31	11,826,849
9,900	California, (AMBAC), Variable Rate, 8.57%, 5/1/26 (1)(2)	11,676,060
12,000	California, (MBIA), 4.75%, 3/1/31	11,853,240
11,665	California, RITES, (AMBAC), Variable Rate, 6.607%, 2/1/28 (1)(2)	13,492,789
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	5,315,125
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	6,507,755
16,315	Cypress-Fairbanks, TX, Independent School District, (MBIA), 3.50%, 2/15/30	12,972,872
50,985	Detroit, MI, City School District, (FSA), 5.25%, 5/1/32	55,352,375
4,450	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,379,953
20,000	Georgia, (MBIA), 2.00%, 9/1/24	13,221,400
6,545	Leesburg, VA, (MBIA), 4.50%, 7/1/36	6,259,573
10,000	Madison Boro, NJ, Board of Education, (MBIA), 4.75%, 7/15/35	9,898,700
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	8,638,300
1,955	Portsmouth, VA, (MBIA), 4.25%, 4/1/23	1,874,454
10,780	Puerto Rico, RITES, (AGC), Variable Rate, 8.262%, 7/1/29 (1)(2)(5)	14,032,003
		$186,301,448
Insured-Hospital — 1.6%
5,070	Maryland HEFA, (AMBAC), Variable Rate, 7.30%, 8/15/38 (1)(2)	6,355,651
8,130	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,427,233
18,290	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.50%, 10/1/35	17,010,432

$20,000	Washington Health Care Facilities Authority, (Providence Health Care), (FGIC), 4.625%, 10/1/34	$19,009,400
5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,138,100
		$55,940,816
Insured-Housing — 0.4%
13,365	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.867%, 7/1/36 (1)(2)	14,890,615
		$14,890,615
Insured-Lease Revenue / Certificates of Participation — 0.1%
4,115	Gloucester County, NJ, Improvements Authority, (MBIA), 4.75%, 9/1/30	4,105,947
		$4,105,947
Insured-Miscellaneous — 0.1%
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,562,500
		$3,562,500
Insured-Other Revenue — 2.1%
25,750	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/35	26,091,188
46,295	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	46,774,616
		$72,865,804
Insured-Special Tax Revenue — 2.3%
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	5,815,749
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	12,841,551
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	3,935,400
9,805	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (MBIA), 4.50%, 7/1/35	9,295,630
11,495	Miami-Dade County, FL, Transit Sales Surtax Revenue, (XLCA), 4.75%, 7/1/36	11,287,515
29,200	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	28,343,272
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,682,668
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,158,625
		$81,360,410
Insured-Transportation — 11.4%
29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	29,830,694
10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	10,204,500
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36 (6)	45,756,845

$5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21	$5,277,200
3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 7.85%, 11/1/17 (1)(2)	3,948,006
4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 7.85%, 11/1/19 (1)(2)	4,717,320
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,623,900
17,250	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	16,406,475
12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	12,065,040
12,600	Metropolitan Transportation Authority, NY, (FGIC), 5.125%, 11/15/22	13,103,118
10,000	Metropolitan Transportation Authority, NY, (FSA), 5.00%, 11/15/30	10,185,100
11,275	Metropolitian Transportation Authority, NY, (AMBAC), 4.75%, 11/15/30	11,234,072
30,000	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/35	6,907,500
67,340	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	14,707,056
53,000	New Jersey Transportation Trust Fund Authority, (FGIC), 0.00%, 12/15/31	15,082,210
10,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	9,710,610
64,990	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	60,734,455
7,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	7,106,708
38,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	36,051,324
7,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	7,144,970
21,210	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	21,494,002
3,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	3,039,060
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 6.615%, 7/1/32 (1)(2)	9,511,290
12,680	South Jersey, NJ, Transportation Authority, (FGIC), 4.50%, 11/1/35	12,093,423
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	13,125,939
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	22,727,000
		$404,787,817

Insured-Water and Sewer — 7.6%
$11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	$11,947,171
7,770	Birmingham, AL, Waterworks and Sewer, (FSA), 4.50%, 1/1/35	7,346,613
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,017,151
35,500	De Kalb County, GA, Water and Sewer, (FSA), 5.25%, 10/1/32	38,199,420
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	2,731,758
8,565	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32	8,073,969
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,412,477
57,195	Los Angeles, CA, Wastewater System, (MBIA), 4.75%, 6/1/35 (7)	56,615,615
20,000	Los Angeles, CA, Water and Power, (FSA), 4.625%, 7/1/37	19,235,600
4,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	4,781,403
11,995	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/36	11,453,546
5,775	Portland, OR, Sewer System, (MBIA), 4.50%, 6/15/31	5,536,608
31,360	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	28,162,221
40,580	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.50%, 11/1/31	38,152,504
21,250	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	17,639,625
		$267,305,681
Nursing Home — 1.6%
4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	3,660,807
9,490	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.50%, 6/1/25	9,379,631
2,570	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,569,769
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,430,995
11,420	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,455,532
10,675	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,678,096
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,603,355
2,125	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,129,739
		$54,907,924

Other Revenue — 5.4%
$21,600	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	$23,058,216
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20 (2)	10,893,400
67,400	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	67,224,760
10,950	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.532%, 6/1/43 (2)(4)(5)	12,804,821
10,000	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.798%, 6/1/33 (2)(4)(5)	11,693,900
11,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.048%, 6/1/38 (2)(4)(5)	13,382,929
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24 (3)	230,520
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,158,980
20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.449%, 6/1/39 (2)(4)(5)	25,545,456
12,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 7.209%, 6/1/37 (1)(2)(5)	13,092,240
		$190,085,222
Pooled Loans — 0.0%
5	Rickenbacker, OH, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	5,199
		$5,199
Senior Living / Life Care — 1.8%
7,980	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	8,162,582
9,495	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,850,303
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (8)	5,323,594
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (8)	5,811,132
1,300	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,287,494
9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (8)	5,598,496
11,925	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,498,443
800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12 (3)	126,400
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc.-Roseville), 7.75%, 11/1/23	7,341,083
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc.-Highland), 8.75%, 11/1/24 (8)	9,709,086
		$64,708,613

Special Tax Revenue — 3.6%
$12,500	Massachuestts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	$13,656,875
9,875	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.50%, 7/1/35	9,316,470
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,207,720
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,538,200
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,900,523
75,000	New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/35	76,346,250
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 5.71%, 8/1/19 (2)(4)	3,195,600
4,230	University Square, FL, Community Development District, 6.75%, 5/1/20	4,533,291
		$125,694,929
Transportation — 3.2%
25,695	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	27,366,203
35,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/22	37,291,800
10,285	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.817%, 12/1/34 (1)(2)	9,370,972
40,000	Texas State Transportation Commission Mobility Fund, 5.00%, 4/1/35	40,661,200
		$114,690,175
Water and Sewer — 3.0%
27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	22,581,901
3,235	New York City, NY, Municipal Water Finance Authority, 4.50%, 6/15/33	3,081,985
48,075	New York City, NY, Municipal Water Finance Authority, 4.75%, 6/15/33	47,390,412
23,625	New York City, NY, Municipal Water Finance Authority, 4.75%, 6/15/38	23,073,829
10,250	New York, NY, Environmental Facilities Corp., 4.75%, 6/15/35	10,241,800
		$106,369,927
Total Tax-Exempt Investments — 101.6% (identified cost $3,472,759,768)		$3,592,410,579
Other Assets, Less Liabilities — (1.6)%		$(58,068,990)
Net Assets — 100.0%		$3,534,341,589

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2006, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	23.7%
New York	15.8%
Others, representing less than 10% individually	62.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 36.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 9.0% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $403,538,363 or 11.4% of the Fund’s net assets.

(3)	Defaulted bond.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(5)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(8)	Security is in default and making only partial interest payments.
(9)	When-issued security.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/06	11 U.S. Treasury Bond	Short	$(1,178,772,467)	$(1,173,218,750)	$5,553,717

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,462,901,436
Gross unrealized appreciation	$195,289,364
Gross unrealized depreciation	(65,780,221)
Net unrealized appreciation	$129,509,143

Eaton Vance New York Municipals Fund                                                                                           as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments—101.0%

Principal Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,089,563
		$4,089,563
Education — 17.4%
3,200	Hempstead Town IDA, (Adelphi University), 4.50%, 10/1/24	3,033,568
900	Hempstead Town IDA, (Adelphi University), 5.00%, 10/1/35	902,907
2,110	New York City IDA, (St. Francis College), 5.00%, 10/1/34	2,110,971
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	9,704,365
3,090	New York Dormitory Authority, (City University), 7.50%, 7/1/10	3,304,075
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,479,218
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (1)	19,979,792
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	15,667,817
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,181,440
		$67,364,153
Electric Utilities — 6.1%
1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	1,522,920
3,100	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	3,137,355
4,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	4,176,440
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 9.767%, 7/1/26 (2)	2,651,100
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,080,800
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,051,200
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,991,091
		$23,610,906
Escrowed / Prerefunded — 3.2%
285	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	304,702
2,185	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	2,281,708
8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	9,734,323
		$12,320,733

1

General Obligations — 3.9%
$5,220	New York, 4.25%, 3/15/36	$4,695,338
2,250	New York City, 5.25%, 8/15/26	2,338,042
5,755	New York City, 5.25%, 9/15/33	5,944,455
2,130	New York City, 5.375%, 12/1/26	2,232,219
		$15,210,054
Health Care-Miscellaneous — 0.3%
380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	368,353
175	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	188,095
90	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	96,735
230	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	247,211
200	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	214,966
		$1,115,360
Hospital — 9.3%
1,080	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	1,128,557
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,289,192
3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	3,006,480
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,223,352
800	Nassau County, Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	835,832
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,556,115
8,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28	7,897,840
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,037,920
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,774,695
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,014,740
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,185,250
		$35,949,973
Housing — 4.2%
10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	10,539,715
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,743,924
		$16,283,639

2

Industrial Development Revenue — 6.3%
$6,515	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$6,946,098
2,665	Liberty Development Corp., (Goldman Sachs Group, Inc.), 7.44%, 10/1/35 (3)(4)(5)	3,148,697
3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	3,935,610
6,600	New York City, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,609,174
1,970	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,067,239
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,655,040
		$24,361,858
Insured-Education — 5.1%
5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	5,389,500
9,205	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	10,325,156
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 11.915%, 7/1/27 (3)(4)	4,267,200
		$19,981,856
Insured-Electric Utilities — 1.1%
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.30%, 7/1/29 (2)(3)	807,375
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.27%, 7/1/29 (3)(4)	1,672,125
2,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 6.014%, 7/1/33 (3)(4)	1,968,380
		$4,447,880
Insured-Escrowed / Prerefunded — 3.5%
5,045	New York City Trust Cultural Resources, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 8.729%, 7/1/29 (3)(4)	5,970,455
4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/27	1,759,072
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	5,720,687
		$13,450,214
Insured-General Obligations — 0.8%
700	Jamestown, (AMBAC), 7.10%, 3/15/11	792,869
675	Jamestown, (AMBAC), 7.10%, 3/15/12	783,108
675	Jamestown, (AMBAC), 7.10%, 3/15/13	791,363
515	Jamestown, (AMBAC), 7.10%, 3/15/14	612,958
		$2,980,298

3

Insured-Lease Revenue / Certificates of Participation — 0.4%
$1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 7.365%, 7/1/36 (3)(4)	$1,605,282
		$1,605,282
Insured-Other Revenue — 1.0%
4,000	New York City Trust Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	4,050,520
		$4,050,520
Insured-Solid Waste — 1.2%
4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09 (6)	4,560,357
		$4,560,357
Insured-Special Tax Revenue — 7.3%
3,850	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	3,737,041
1,470	New York Convention Center Development Corp., (AMBAC), 5.00%, 11/15/44	1,486,596
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,648,407
7,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	2,434,875
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,072,518
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	3,573,300
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	882,565
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.405%, 7/1/28 (3)(4)	1,320,440
10,340	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	3,183,996
30,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	4,970,400
		$28,310,138
Insured-Transportation — 6.0%
5,000	Metropolitan Transportation Authority, (MBIA), 4.75%, 11/15/29	4,989,250
3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 7.38%, 1/1/19 (2)(3)	3,840,063
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 6.88%, 4/1/29 (2)(3)	1,913,538
8,250	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	7,709,790
4,650	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	4,710,543
		$23,163,184

4

Insured-Water and Sewer — 1.7%
$2,535	Nassau County IDA, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,558,601
4,270	New York State Environmental Facilities Corp., (MBIA), 4.25%, 6/15/29	3,959,358
		$6,517,959
Lease Revenue / Certificates of Participation — 8.0%
27,940	New York Urban Development Corp., 5.70%, 4/1/20	31,150,306
		$31,150,306
Other Revenue — 1.6%
2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	2,046,800
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 8.228%, 10/1/32 (3)(4)	4,145,855
		$6,192,655
Senior Living / Life Care — 0.9%
2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (7)	2,322,713
800	Mount Vernon IDA, (Wartburg Senior Housing, Inc.-Meadowview), 6.20%, 6/1/29	814,264
550	Suffolk County Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	545,941
		$3,682,918
Transportation — 5.5%
9,000	Metropolitan Transportation Authority, 5.00%, 11/15/35	9,063,090
3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	3,617,495
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,883,525
3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.289%, 6/15/33 (2)(3)	3,536,622
2,717	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.817%, 12/1/34 (3)(4)	2,475,540
		$21,576,272
Water and Sewer — 5.1%
2,905	New York City, Municipal Water Finance Authority, 4.50%, 6/15/33	2,767,594
7,500	New York City, Municipal Water Finance Authority, 4.75%, 6/15/38	7,325,025

5

$6,750	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$6,445,305
3,250	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	3,103,295
		$19,641,219
Total Tax-Exempt Investments — 101.0% (identified cost $375,729,772)		$391,617,297
Other Assets, Less Liabilities — (1.0)%		$(3,833,919)
Net Assets — 100.0%		$387,783,378

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2006, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 13.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2006, the aggregate value of the securities is $36,671,572 or 9.5% of the Fund's net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(7)	Security is in default and making only partial interest payments.

6

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/06	896 U.S. Treasury Bond	Short	$(95,455,194)	$(95,564,000)	$(108,806)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$375,151,041
Gross unrealized appreciation	$21,847,808
Gross unrealized depreciation	(5,381,552)
Net unrealized appreciation	$16,466,256

7

Eaton Vance Ohio Municipals Fund                                                                                                    as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000's omitted)	Security	Value
Cogeneration — 1.1%
$2,105	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,116,514
		$2,116,514
Education — 4.9%
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	651,381
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.71%, 10/1/29 (1)(2)	6,341,299
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,678,350
		$9,671,030
Electric Utilities — 1.0%
2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	2,055,840
		$2,055,840
Escrowed / Prerefunded — 2.2%
4,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	4,423,612
		$4,423,612
General Obligations — 1.3%
2,000	Ohio State General Obligation, (Common Schools), 4.50%, 9/15/23	1,965,780
675	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	676,465
		$2,642,245
Hospital — 6.8%
1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	1,411,762
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	500,560
2,350	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	2,390,866
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,121,080
2,035	Highland County, (Township Hospital), 6.75%, 12/1/29	2,128,590
1,250	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	1,281,400
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,672,325
		$13,506,583

1

Housing — 2.1%
$4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	$4,222,720
		$4,222,720
Industrial Development Revenue — 6.1%
3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	3,647,358
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,005,860
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,178,480
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,240,840
		$12,072,538
Insured-Education — 3.1%
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 6.615%, 7/1/33 (1)(3)	726,565
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,343,779
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,064,320
		$6,134,664
Insured-Electric Utilities — 10.5%
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	2,043,300
2,000	Hamilton, Electric System Revenue, (FSA), 4.70%, 10/15/25	1,982,080
7,450	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,348,084
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 7.12%, 5/1/26 (1)(3)	4,830,070
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,151,340
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	908,250
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,632,623
900	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 6.014%, 7/1/33 (1)(3)	885,771
		$20,781,518
Insured-Escrowed/Prerefunded — 6.5%
1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	1,363,875
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	503,623
1,475	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	1,624,949

2

$3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	$3,228,750
1,300	Minerva Local School District, (Classroom Facility), (MBIA), Prerefunded to 12/1/12, 5.30%, 12/1/29	1,394,653
800	Norwalk City School District, (AMBAC), Prerefunded to 12/1/09, 4.75%, 12/1/26	802,600
1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.405%, 7/1/28 (1)(3)	1,697,708
2,000	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.21%, 1/1/29 (1)(2)	2,275,720
		$12,891,878
Insured-General Obligations — 20.5%
1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	1,529,520
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	668,750
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/21	1,059,140
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,022,030
4,000	Fairview Park, (MBIA), 5.00%, 12/1/25	4,131,840
1,000	Gallia County Local School District, (FSA), 4.75%, 12/1/25	1,009,030
5,000	Gallia County Local School District, (FSA), 5.00%, 12/1/30	5,135,600
2,890	Hilliard School District, (MBIA), 5.00%, 12/1/27	2,981,122
1,000	Jefferson County, (AMBAC), 4.75%, 12/1/29	1,009,290
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,217,217
2,000	Lakota School District, (FGIC), 5.25%, 12/1/26	2,180,620
1,500	Little Miami School District, (FSA), 5.00%, 12/1/34	1,534,815
1,065	Marysville Exempt Village School District, (FSA), 4.375%, 12/1/29	1,001,004
5,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29	5,643,165
3,695	Olentangy Local School District, (FSA), 5.00%, 12/1/21	3,845,867
1,000	Painesville School District, (MBIA), 4.75%, 12/1/32	985,890
1,620	Painesville School District, (MBIA), 5.00%, 12/1/24	1,669,653
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	938,655
2,165	Pickerington Local School District, (MBIA), 4.00%, 12/1/26	1,929,405
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,048,850
		$40,541,463
Insured-Hospital — 2.9%
1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children's Hospital Medical Center), (FSA), 5.25%, 11/15/25	1,043,070
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	508,710

3

$1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	$1,319,942
2,845	Hamilton County, (Cincinnati Children's Hospital), (FGIC), 5.00%, 5/15/32	2,896,352
		$5,768,074
Insured-Lease Revenue / Certificates of Participation — 0.7%
1,245	Ohio Higher Educational Facilities Authority Lease Revenue, (Xavier University), (CIFG), 5.25%, 5/1/21	1,313,911
		$1,313,911
Insured-Special Tax Revenue — 4.2%
3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	3,103,740
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,525,657
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,256,950
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	125,776
9,815	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,395,202
		$8,407,325
Insured-Transportation — 7.0%
7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24 (4)	7,831,530
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	3,248,100
2,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/22	2,707,775
		$13,787,405
Insured-Water and Sewer — 0.6%
1,060	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	1,091,535
		$1,091,535
Nursing Home — 5.3%
1,290	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	1,406,797
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,289,242
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,738,189
		$10,434,228
Other Revenue — 1.8%
3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.228%, 10/1/32 (1)(3)	3,553,590
		$3,553,590

4

Pooled Loans — 5.7%
$820	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$806,749
275	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	275,740
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,453,550
775	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	784,920
7,260	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	7,548,367
425	Toledo-Lucas County Port Authority, (AMT), 5.125%, 11/15/25	424,975
		$11,294,301
Senior Living / Life Care — 0.5%
1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	1,001,900
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,084
		$1,041,984
Special Tax Revenue — 2.3%
750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	749,955
2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	2,124,980
1,410	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,587,674
		$4,462,609
Transportation — 1.1%
2,100	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45	2,091,054
		$2,091,054
Water and Sewer — 1.0%
2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	2,047,860
		$2,047,860
Total Tax-Exempt Investments — 99.2% (identified cost $187,009,121)		$196,354,481
Other Assets, Less Liabilities — 0.8%		$1,573,956
Net Assets — 100.0%		$197,928,437

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.

5

FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 56.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 16.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $20,310,723 or 10.3% of the Fund's net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/06	185 U.S. Treasury Bond	Short	$(19,733,432)	$(19,731,406)	$2,026

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$186,802,568
Gross unrealized appreciation	$11,048,461
Gross unrealized depreciation	(1,496,548)
Net unrealized appreciation	$9,551,913

6

Eaton Vance Rhode Island Municipals Fund                                                                                    as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal Amount (000’s omitted)	Security	Value
Education — 6.7%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$493,580
2,105	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	2,065,237
400	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	410,092
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	506,250
		$3,475,159
Electric Utilities — 1.8%
900	Puerto Rico Electric Power Authority, Variable Rate, 5.99%, 7/1/29 (1)(2)	929,097
		$929,097
Escrowed / Prerefunded — 2.2%
1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	1,128,780
		$1,128,780
General Obligations — 0.3%
225	Puerto Rico, 0.00%, 7/1/16	141,374
		$141,374
Hospital — 1.0%
500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	508,090
		$508,090
Housing — 1.7%
900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	895,338
		$895,338
Industrial Development Revenue — 1.9%
1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	978,660
		$978,660
Insured-Education — 17.1%
2,145	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	2,171,812
1,000	Rhode Island HEFA, (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,023,270
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	923,211
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,595,144

1

$1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	$1,018,060
1,600	Rhode Island HEFA, (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	1,624,704
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	511,875
		$8,868,076
Insured-Electric Utilities — 2.6%
975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	597,529
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.115%, 7/1/16 (1)(3)	393,987
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.28%, 7/1/29 (1)(3)	373,441
		$1,364,957
Insured-Escrowed / Prerefunded — 11.8%
1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25 (4)	1,069,170
420	Puerto Rico Infrastructure Financing Authority, Prerefunded to 1/1/08, (AMBAC), Variable Rate, 6.405%, 7/1/28 (1)(3)	452,722
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	264,649
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	527,800
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,097,480
1,000	Rhode Island HEFA, (Rhode Island College), Prerefunded to 9/15/10, (AMBAC), 5.625%, 9/15/30	1,074,270
500	Rhode Island HEFA, (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	528,710
1,000	Rhode Island HEFA, (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	1,077,150
		$6,091,951
Insured-General Obligations — 6.4%
600	North Kingstown, (FGIC), 5.00%, 10/1/25	619,020
1,000	Providence, (FGIC), 5.00%, 1/15/26	1,022,070
500	Puerto Rico, (FSA), Variable Rate, 7.483%, 7/1/27 (1)(3)	557,375
575	Warwick, (AMBAC), 5.00%, 7/15/21	595,309
500	Woonsocket, (AMBAC), 5.00%, 3/1/35	508,590
		$3,302,364
Insured-Hospital — 5.7%
1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	1,942,047
1,000	Rhode Island HEFA, (Rhode Island Hospital), (FSA), 5.00%, 5/15/32	1,019,310
		$2,961,357

2

Insured-Housing — 2.8%
$455	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$458,167
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,020,000
		$1,478,167
Insured-Lease Revenue / Certificates of Participation — 4.9%
680	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/25	695,681
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,016,590
800	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	818,648
		$2,530,919
Insured-Solid Waste — 1.5%
750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	760,853
		$760,853
Insured-Special Tax Revenue — 10.6%
2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	2,435,815
670	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 5.13%, 7/1/36 (1)(3)	597,861
315	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	107,645
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	346,418
2,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	388,960
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	615,860
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,024,020
		$5,516,579
Insured-Transportation — 7.0%
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	991,060
500	Puerto Rico Highway and Transportaton Authority, (CIFG), Variable Rate, 7.514%, 7/1/41 (1)(3)(5)	601,920

3

$1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	$1,016,810
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	1,007,440
		$3,617,230
Insured-Water and Sewer — 4.7%
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/27	1,023,800
1,000	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/28	1,021,570
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	374,175
		$2,419,545
Nursing Home — 5.5%
500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	539,690
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,287,737
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,010,580
		$2,838,007
Other Revenue — 1.7%
250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	274,765
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.228%, 10/1/32 (1)(3)	610,033
		$884,798
Special Tax Revenue — 1.0%
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	536,155
		$536,155
Total Tax-Exempt Investments — 98.9% (identified cost $49,482,218)		$51,227,456
Other Assets, Less Liabilities — 1.1%		$586,235
Net Assets — 100.0%		$51,813,691

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments,

4

at June 30, 2006, 76.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 28.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $4,516,436 or 8.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/06	120 U.S. Treasury Bond	Short	$(12,785,115)	$(12,798,750)	$(13,635)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$49,417,988
Gross unrealized appreciation	$2,210,260
Gross unrealized depreciation	(400,792)
Net unrealized appreciation	$1,809,468

5

Eaton Vance West Virginia Municipals Fund                                                                                                                                                                                                                                                           as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.6%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$761,730
		$761,730
Electric Utilities — 1.8%
500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	506,200
		$506,200
Escrowed / Prerefunded — 12.9%
2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	1,536,000
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,181,088
		$3,717,088
Insured-Education — 11.2%
750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	761,137
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	459,932
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	509,780
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34 (1)	1,015,660
500	West Virginia University, (FGIC), 4.75%, 10/1/35	491,040
		$3,237,549
Insured-Electric Utilities — 7.2%
250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	256,832
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,037,210
600	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 6.014%, 7/1/33 (2)(3)	590,514
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.115%, 7/1/16 (2)(3)	196,993
		$2,081,549
Insured-Escrowed / Prerefunded — 5.3%
500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), Prerefunded to 4/1/08, 5.25%, 4/1/28	521,035
1,000	Parkersburg Waterworks and Sewer, (FSA), Prerefunded to 9/1/06, 5.80%, 9/1/19	1,023,190
		$1,544,225

1

Insured-General Obligations — 12.1%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,018,170
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	258,972
190	Puerto Rico, (FSA), 5.125%, 7/1/30	194,813
300	Puerto Rico, (FSA), Variable Rate, 7.48%, 7/1/27 (2)(3)	334,425
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	517,875
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	900,728
250	West Virginia, (FGIC), 5.75%, 11/1/21	256,458
		$3,481,441
Insured-Hospital — 9.0%
500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	518,940
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,224,792
900	West Virginia Hospital Finance Authority, (UTD Hospital Center, Inc.), (AMBAC), 4.50%, 6/1/34	850,878
		$2,594,610
Insured-Lease Revenue / Certificates of Participation — 3.5%
500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	510,975
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	506,620
		$1,017,595
Insured-Special Tax Revenue — 7.3%
500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	162,325
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.405%, 7/1/28 (2)(3)	980,898
6,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	959,513
		$2,102,736
Insured-Transportation — 2.0%
250	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 7.514%, 7/1/41 (2)(3)(4)	300,960
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	270,323
		$571,283
Insured-Water and Sewer — 18.0%
250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	256,178
500	Crab Orchard - MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	511,915
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	507,035

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$750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	$766,995
375	West Virginia Water Development Authority, (Loan Program II), (FGIC), 4.50%, 11/1/31	357,795
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	509,350
500	West Virginia Water Development, (Loan Program II), (FGIC), 5.00%, 11/1/33	510,250
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	526,025
500	West Virginia Water Development, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	491,035
750	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	757,478
		$5,194,056
Lease Revenue / Certificates of Participation — 1.4%
400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	404,572
		$404,572
Senior Living / Life Care — 1.0%
300	West Virginia Economic Development Authority, (Edgewood Summit), 5.50%, 11/1/29	296,556
		$296,556
Transportation — 3.5%
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	999,230
		$999,230
Total Tax-Exempt Investments — 98.8% (identified cost $27,683,578)		$28,510,420
Other Assets, Less Liabilities — 1.2%		$346,277
Net Assets — 100.0%		$28,856,697

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments,

3

at June 30, 2006, 76.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 26.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of the securities is $2,403,790 or 8.3% of the Fund's net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2006.
(4)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/06	70 U.S. Treasury Bond	Short	$(7,457,983)	$(7,465,937)	$(7,954)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,626,978
Gross unrealized appreciation	$1,095,587
Gross unrealized depreciation	(212,145)
Net unrealized appreciation	$883,442

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer

Date:	August 28, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	August 28, 2006